Management fees (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Management fees	$ 7,604,000	$ 8,436,000	$ 158,000
Ship Procurement Services S.A. ("SPS")
Related Party Transaction [Line Items]
Management fees	7,604,000	7,985,000
Procurement services daily fee	295
Maryville Maritime Inc.
Related Party Transaction [Line Items]
Management fees	$ 0	$ 451,000	$ 35,000